Segmented Information	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Segmented Information

NOTE 18:  SEGMENTED INFORMATION

For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking businesses, Canadian credit cards, TD Auto Finance Canada, and the Canadian wealth and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, U.S. credit cards, TD Auto Finance U.S., U.S. wealth business, and the Bank’s investment in Schwab; and Wholesale Banking. The Bank’s other activities are grouped into the Corporate segment.

The following table summarizes the segment results for the three and six months ended April 30, 2021 and April 30, 2020.

Results by Business Segment[1,2]

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[3]		Corporate[3]		Total
	For the three months ended
	April 30 2021	April 30 2020	April 30 2021	April 30 2020	April 30 2021	April 30 2020	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Net interest income	$2,873	$3,002	$1,950	$2,311	$648	$493	$364	$394	$5,835	$6,200

Non-interest income	3,189	3,021	663	491	509	768	32	48	4,393	4,328

Total revenue	6,062	6,023	2,613	2,802	1,157	1,261	396	442	10,228	10,528
Provision for (recovery of) credit losses	(37)	1,153	(213)	1,137	(63)	374	(64)	554	(377)	3,218
Insurance claims and related expenses	441	671	–	–	–	–	–	–	441	671

Non-interest expenses	2,689	2,588	1,594	1,680	705	616	741	237	5,729	5,121

Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade	2,969	1,611	1,232	(15)	515	271	(281)	(349)	4,435	1,518
Provision for (recovery of) income taxes	787	439	162	(117)	132	62	(119)	(134)	962	250

Share of net income from investment in Schwab and TD Ameritrade[4,5]	–	–	246	234	–	–	(24)	13	222	247
Net income (loss)	$2,182	$1,172	$1,316	$336	$383	$209	$(186)	$(202)	$3,695	$1,515

	For the six months ended
	April 30 2021	April 30 2020	April 30 2021	April 30 2020	April 30 2021	April 30 2020	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Net interest income (loss)	$5,851	$6,169	$3,981	$4,507	$1,309	$850	$724	$843	$11,865	$12,369

Non-interest income (loss)	6,556	6,109	1,316	1,197	1,158	1,457	145	5	9,175	8,768

Total revenue	12,407	12,278	5,297	5,704	2,467	2,307	869	848	21,040	21,137
Provision for (recovery of) credit losses	105	1,544	(78)	1,456	(43)	391	(48)	746	(64)	4,137
Insurance claims and related expenses	1,221	1,451	–	–	–	–	–	–	1,221	1,451

Non-interest expenses	5,343	5,224	3,282	3,273	1,416	1,268	1,472	823	11,513	10,588

Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade	5,738	4,059	2,093	975	1,094	648	(555)	(721)	8,370	4,961
Provision for (recovery of) income taxes	1,519	1,098	232	(72)	274	158	(236)	(275)	1,789	909

Share of net income from investment in Schwab and TD Ameritrade[4,5]	–	–	455	435	–	–	(64)	17	391	452

Net income (loss)	$4,219	$2,961	$2,316	$1,482	$820	$490	$(383)	$(429)	$6,972	$4,504
Total assets	$486,910	$443,828	$550,878	$536,865	$487,415	$554,898	$143,855	$138,154	$1,669,058	$1,673,745

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[3]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[4]

The after-tax amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

[5]	The Bank’s share of Schwab’s and TD Ameritrade’s earnings is reported with a one-month lag. Refer to Note 7 for further details.